Leases - Schedule of Future Minimum Payments Under Non-cancelable Operating Leases (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Within 1 year	$ 182,594	$ 184,612
After 1 year but within 5 years	154,840	250,729
Total lease payments	337,433	435,341
Less: imputed interest	(35,682)	(19,571)
Total lease obligations	301,751	415,770
Less: current obligations	(148,877)	(173,292)
Long-term lease obligations	$ 152,874	$ 242,478